Issued Capital and Reserves - Movements in Share Premium (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
Share premium, Beginning balance	¥ 93,560
Share-based payments	1,336	¥ 1,882	¥ 9,520
Changes in interests in subsidiaries	25,640
Disposal of treasury shares	662
Share premium, Ending balance	118,626	93,560
Stock Option [member]
Disclosure of reserves within equity [line items]
Share premium, Beginning balance	7,062	21,935	15,023
Share-based payments	1,336	1,882	9,520
Exercise of stock options	(1,652)	(16,746)	(2,548)
Forfeiture of stock options	(37)	(9)	(60)
Issuance of convertible bonds with stock acquisition rights	4,175
Disposal of treasury shares	(167)
Share premium, Ending balance	10,717	7,062	21,935
Common control business combinations [member]
Disclosure of reserves within equity [line items]
Share premium, Beginning balance	294	294	294
Changes in interests in subsidiaries	(488)
Share premium, Ending balance	(194)	294	294
Others [member]
Disclosure of reserves within equity [line items]
Share premium, Beginning balance	86,204	68,979	3,666
Exercise of stock options	1,459	15,721	2,460
Initial public offering			63,424
Issuance of common shares	2,500	2,000
Cost related to initial public offering	(18)	(73)	(571)
Changes in interests in subsidiaries	17,928
Acquisition of non-controlling interest		(423)
Disposal of treasury shares	30
Share premium, Ending balance	108,103	86,204	68,979
Share premium [member]
Disclosure of reserves within equity [line items]
Share premium, Beginning balance	93,560	91,208	18,983
Share-based payments	1,336	1,882	9,520
Exercise of stock options	(193)	(1,025)	(88)
Forfeiture of stock options	(37)	(9)	(60)
Initial public offering			63,424
Issuance of common shares	2,500	2,000
Issuance of convertible bonds with stock acquisition rights	4,175
Cost related to initial public offering	(18)	(73)	(571)
Changes in interests in subsidiaries	17,440
Acquisition of non-controlling interest		(423)
Disposal of treasury shares	(137)
Share premium, Ending balance	¥ 118,626	¥ 93,560	¥ 91,208